STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share based payment expense related to stock options	$ 2,000	$ 4,000	$ 6,000	$ 10,000
Warrants
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	0	0	0	0
Share-based compensation arrangement by share-based payment award, options, outstanding, number	0	2,000,000	2,000,000	2,000,000	2,060,000
Stock Options
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	0	80,000	80,000	80,000
Share-based compensation arrangement by share-based payment award, options, outstanding, number	2,142,000	2,252,000	2,252,000	2,222,000	2,147,000